4. INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventories Tables
Inventories consist
	2015	2014
Materials	$477,929	$300,739
Finished goods	2,306,681	1,423,768
Total	$2,784,610	$1,724,507